Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	$ 551,963		$ 343,903	$ 157,701
Less: accumulated depreciation	(50,854)		(29,858)	(12,953)
Total property and equipment, net	501,109	$ 427,924	314,045	144,748
Previously Reported [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross			347,559
Total property and equipment, net		$ 427,666	317,701
Land
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	7,468		5,878	4,479
Land | Previously Reported [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross			5,022
Buildings and Improvements
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	288,133		156,372	89,542
Buildings and Improvements | Previously Reported [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross			112,692
Construction In Progress
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	162,528		129,588	24,732
Construction In Progress | Previously Reported [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross			182,962
Furniture and Equipment
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	93,485		51,714	38,659
Furniture and Equipment | Previously Reported [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross			46,532
Vehicles
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	$ 349		$ 351	$ 288